Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Operating Segment

The information by operating segment are as follows:

	2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	15,293,716	9,170,889	28,137,233	8,431,202	18,484,934	8,076,998	825,647	88,420,619	(2,236,437)	86,184,182
Adjusted EBITDA(1)	955,100	1,553,368	(319,461)	898,897	2,804,488	915,990	23,015	6,831,397	—	6,831,397

	2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	12,590,503	8,774,541	24,285,826	8,115,549	17,863,075	6,648,051	526,323	78,803,868	(1,621,321)	77,182,547
Adjusted EBITDA(1)	964,993	1,538,634	247,278	1,071,208	2,703,375	664,256	3,452	7,193,196	(1,325)	7,191,871

	2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	11,141,171	8,272,546	23,303,052	7,713,828	17,347,956	6,209,012	893,459	74,881,024	(1,962,901)	72,918,123
Adjusted EBITDA(1)	469,250	364,494	114,236	526,949	1,536,039	454,707	(5,207)	3,460,468	(2,583)	3,457,885

(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:

Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:
	2025	2024	2023
Profit (loss) before taxes	2,620,298	2,711,003	(259,728)
Share of profit of equity-accounted investees, net of tax	(16,897)	(2,945)	(9,537)
Net finance expense	1,556,276	1,669,763	1,353,405
Depreciation and amortization	2,308,520	2,189,547	2,149,066
Antitrust agreements (1)	182,275	253,731	102,500
Donations and social programs (2)	1,806	22,467	18,166
Impairment of assets (3)	21,148	—	26,268
Restructuring (4)	33,424	95,556	52,235
Fiscal payments and installments (5)	2,378	81,766	—
Rio Grande do Sul claim (6)	—	19,313	—
Extemporaneous litigation (7)	20,716	61,016	—
Reversal of tax credits (8)	—	58,654	—
Avian influenza (9)	17,092	—	—
Tax assessment notice (10)	43,200	—	—
Other operating income (expense), net (11)	41,161	32,000	25,510
Elimination	—	1,325	2,583
Total Adjusted EBITDA for operating segments	6,831,397	7,193,196	3,460,468
(1)	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
(2)	Refers to the donations, substantially composed of the Fundo JBS pela Amazônia.
(3)	Refers mainly to the impairment of fixed assets and the impairment of recoverable tax credits.
(4)	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(5)	Refers to the special payment program for installment plans of tax proceedings with exemption from fines and reduction of interest of the indirect subsidiary JBS S.A.
(6)	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul in the indirect subsidiary Seara Alimentos Ltda.
(7)	Refers to extemporaneous litigation arising from debts of companies acquired by the Group and recognizes these settlement expenses within general and administrative.
(8)	Refers to the reversal of ICMS credits on sales operations disallowed in the state of Santa Catarina.
(9)	Refers to the impacts related to the avian influenza incurred by the indirect subsidiary Seara Alimentos Ltda.
(10)	Refers to tax assessments related to the acquisition of Tyson de México by the indirect subsidiary Pilgrim’s Pride Corporation (PPC) as described in Note 19.3 – Tax and Social Security.
(11)	Refers to several adjustments basically in the indirect subsidiary JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.

Schedule of Net Revenue and Total Assets Based on Geography

Below is net revenue and total assets based on geography, presented for supplemental information.

	2025
	United States of America (2)	Mexico and Canada	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	43,825,502	6,315,360	24,830,722	7,111,957	6,425,539	542,419	89,051,499	(2,867,317)	86,184,182
Total assets	13,940,917	5,468,199	25,046,839	4,350,848	14,340,561	301,111	63,448,475	(18,291,989)	45,156,486

	2024
	United States of America (2)	Mexico and Canada	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	39,427,390	5,676,962	21,658,326	6,105,791	5,999,271	375,961	79,243,701	(2,061,154)	77,182,547
Total assets	14,158,531	4,329,853	13,926,766	4,827,633	5,002,706	309,238	42,554,727	(1,869,354)	40,685,373
	2023
	United States of America (2)	Mexico and Canada	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	37,659,149	5,462,049	18,160,466	5,771,385	5,979,750	264,903	73,297,702	(379,579)	72,918,123
Total assets	15,709,556	3,930,370	17,674,813	3,764,222	5,297,784	2,088,346	48,465,091	(5,887,257)	42,577,834

(1)	Includes intercompany and intersegment transactions.
(2)	Amounts previously disclosed under the ‘North and Central America’ geographic area are now presented disaggregated into two distinct geographic areas: ‘United States of America’ and ‘Mexico and Canada’. This disaggregation was performed retrospectively for information comparability purposes.